Dividend Plus+ Income Fund
Dividend Plus+ Income Fund -- Investor Class and Institutional Class
Investment Objective
The objective of the Dividend Plus+ Income Fund (the “Fund”) is income and long term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dividend Plus+ Income Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Offering Price)	none	none
Maximum Sales Charge (Load) on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dividend Plus+ Income Fund		Investor Class	Institutional Class
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.12%	0.78%
Acquired Fund Fees and Expenses		0.09%	0.09%
Total Annual Fund Operating Expenses		2.21%	1.62%
Fee Waiver and/or Expense Reimbursement	[2]	(0.88%)	(0.54%)
Net Annual Fund Operating Expenses		1.33%	1.08%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").
[2]	MAI Wealth Advisors, LLC (the "Adviser") has contractually agreed to reduce its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) of Investor Class and Institutional Class to 1.24% and 0.99%, respectively, for the period January 1, 2013 through January 1, 2014 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time, only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees reduced and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment (1) is made within three years of the fee reduction or expense reimbursement, (2) is approved by the Board and (3) does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dividend Plus+ Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	135	605	1,102	2,470
Institutional Class	110	457	828	1,871

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies

The Fund will seek to achieve its investment objective by (1) investing in a portfolio of dividend-producing equity securities which the Adviser believes will pay above-average, sustainable, dividends, (2) selling covered call options on a substantial portion of the Fund’s portfolio of between 25 and 50 equity securities and (3) selling cash-secured put options. The majority of options sold by the Fund will be out-of-the-money on equity securities in the Fund’s portfolio and physically settled. The Fund’s equity portfolio is designed by the Adviser to appreciate for long-term capital gains, and the Fund’s option overlay strategy is designed by the Adviser to generate gains, which are largely short-term capital gains and distributed to shareholders as dividends or lower the cost basis of the Fund’s portfolio. This strategy generally requires the Adviser to hold a substantial amount of the Fund’s assets in cash or cash equivalents which may include U.S. Treasury bills, shares of money market funds and/or other short-term cash investments, which may pay interest that will contribute to Fund performance.

Under normal market conditions, the Fund’s investments in domestic equity securities are primarily in domestic companies with large- and mid-sized market capitalizations. The Adviser defines (1) companies with large market capitalizations as those companies with market capitalizations of $5 billion and over and (2) companies with mid-sized market capitalizations as those companies with market capitalizations of at least $1 billion but not more than $5 billion. Such domestic equity securities include common stock, convertible securities, preferred stock, warrants and sponsored and unsponsored American Depositary Receipts (“ADRs”).

The Fund may also invest in domestic equity securities of companies with small market capitalizations (defined by the Adviser as those companies with market capitalizations of less than $1 billion). In addition, from time to time, the Fund may buy call options to close positions, sell put options to initiate positions and buy put index options that are designed to create a hedge for the Fund’s portfolio.

The Adviser uses a total return approach to select the Fund’s investments. The Adviser’s investment process consists of conducting proprietary fundamental research, analyzing company filings, communicating with company management and industry analysts and reviewing third-party research. Once an investment is made, the holding is continuously monitored to ensure that the initial rationale for investment remains. If it is determined that the initial reason for investment is no longer valid or exceeds its target or if other investments with higher expected returns become available, the Adviser may sell the holding.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. ADRs may not track the price of the underlying securities, and their value may change materially at times when the U.S. markets are not open for trading.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Equity Risk. The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest.

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause an increase in investment risk and price volatility.

Hedging Risk. Gains or losses from positions in hedging instruments, such as options, may be much greater than the instrument’s original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, the Fund may be unable to close the transaction at the time and price the Adviser would like. This may result in a loss to the Fund.

High Turnover Risk. The Fund’s strategy may result in high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Mid Capitalization Company Risk. The Fund’s investments in mid capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Selling Call Options Risk. The Fund may sell covered call options and may be required to sell the underlying security and, therefore, not participate in gains if the stock price exceeds the exercise price, before the expiration date of the option.

Selling Put Options Risk. The Fund may sell put options and may be required to buy the underlying security at the exercise price if the Adviser does not buy back the put. The Fund will incur a loss equal to the difference between the exercise price less the premium received from the sale of the option and the security’s current market value. The Fund may be volatile and lose money in connection with significant redemptions if the Fund’s strategy requires it to meet those redemptions by closing out an options position at a disadvantageous time.

Small Capitalization Company Risk. The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Warrants Risk. The Fund may invest in warrants. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Performance Information

The following chart illustrates the Investor Class returns as of December 31, 2011. Because the Investor Class has higher expenses than the Institutional Class, the performance of the Investor Class would be lower than the performance that the Institutional Class realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance for the past year and how the Fund’s average annual returns for one year and since inception compare to the Standard & Poor's 500 Index (the “S&P 500 Index”). Updated performance information is available at www.divplusfund.com or by calling (877) 414-7884 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of September 30, 2012 was 6.12%.

During the period shown, the highest return for a quarter was 8.32% for the quarter ended December 31, 2011, and the lowest return was -6.40% for the quarter ended September 30, 2011.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Dividend Plus+ Income Fund	Label	1 Year	Since Inception*	Inception Date
Investor Class	Return Before Taxes	5.15%	5.83%	Dec 2, 2010
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	3.89%	4.60%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.57%	4.34%
Institutional Class	Return Before Taxes	5.45%	6.77%	Sep 23, 2010
S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	2.11%	4.87%

*	Institutional Class and Investor Class commenced operations on September 23, 2010 and December 2, 2010, respectively.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	Forum Funds
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 29, 2012
Prospectus Date	rr_ProspectusDate	Dec 30, 2012
Dividend Plus+ Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dividend Plus+ Income Fund -- Investor Class and Institutional Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Dividend Plus+ Income Fund (the “Fund”) is income and long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	1-1-2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek to achieve its investment objective by (1) investing in a portfolio of dividend-producing equity securities which the Adviser believes will pay above-average, sustainable, dividends, (2) selling covered call options on a substantial portion of the Fund’s portfolio of between 25 and 50 equity securities and (3) selling cash-secured put options. The majority of options sold by the Fund will be out-of-the-money on equity securities in the Fund’s portfolio and physically settled. The Fund’s equity portfolio is designed by the Adviser to appreciate for long-term capital gains, and the Fund’s option overlay strategy is designed by the Adviser to generate gains, which are largely short-term capital gains and distributed to shareholders as dividends or lower the cost basis of the Fund’s portfolio. This strategy generally requires the Adviser to hold a substantial amount of the Fund’s assets in cash or cash equivalents which may include U.S. Treasury bills, shares of money market funds and/or other short-term cash investments, which may pay interest that will contribute to Fund performance.

Under normal market conditions, the Fund’s investments in domestic equity securities are primarily in domestic companies with large- and mid-sized market capitalizations. The Adviser defines (1) companies with large market capitalizations as those companies with market capitalizations of $5 billion and over and (2) companies with mid-sized market capitalizations as those companies with market capitalizations of at least $1 billion but not more than $5 billion. Such domestic equity securities include common stock, convertible securities, preferred stock, warrants and sponsored and unsponsored American Depositary Receipts (“ADRs”).

The Fund may also invest in domestic equity securities of companies with small market capitalizations (defined by the Adviser as those companies with market capitalizations of less than $1 billion). In addition, from time to time, the Fund may buy call options to close positions, sell put options to initiate positions and buy put index options that are designed to create a hedge for the Fund’s portfolio.

The Adviser uses a total return approach to select the Fund’s investments. The Adviser’s investment process consists of conducting proprietary fundamental research, analyzing company filings, communicating with company management and industry analysts and reviewing third-party research. Once an investment is made, the holding is continuously monitored to ensure that the initial rationale for investment remains. If it is determined that the initial reason for investment is no longer valid or exceeds its target or if other investments with higher expected returns become available, the Adviser may sell the holding.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will seek to achieve its investment objective by (1) investing in a portfolio of dividend-producing equity securities which the Adviser believes will pay above-average, sustainable, dividends, (2) selling covered call options on a substantial portion of the Fund’s portfolio of between 25 and 50 equity securities and (3) selling cash-secured put options. The majority of options sold by the Fund will be out-of-the-money on equity securities in the Fund’s portfolio and physically settled. The Fund’s equity portfolio is designed by the Adviser to appreciate for long-term capital gains, and the Fund’s option overlay strategy is designed by the Adviser to generate gains, which are largely short-term capital gains and distributed to shareholders as dividends or lower the cost basis of the Fund’s portfolio. This strategy generally requires the Adviser to hold a substantial amount of the Fund’s assets in cash or cash equivalents which may include U.S. Treasury bills, shares of money market funds and/or other short-term cash investments, which may pay interest that will contribute to Fund performance.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. ADRs may not track the price of the underlying securities, and their value may change materially at times when the U.S. markets are not open for trading.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Equity Risk. The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest.

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause an increase in investment risk and price volatility.

Hedging Risk. Gains or losses from positions in hedging instruments, such as options, may be much greater than the instrument’s original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, the Fund may be unable to close the transaction at the time and price the Adviser would like. This may result in a loss to the Fund.

High Turnover Risk. The Fund’s strategy may result in high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Mid Capitalization Company Risk. The Fund’s investments in mid capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Selling Call Options Risk. The Fund may sell covered call options and may be required to sell the underlying security and, therefore, not participate in gains if the stock price exceeds the exercise price, before the expiration date of the option.

Selling Put Options Risk. The Fund may sell put options and may be required to buy the underlying security at the exercise price if the Adviser does not buy back the put. The Fund will incur a loss equal to the difference between the exercise price less the premium received from the sale of the option and the security’s current market value. The Fund may be volatile and lose money in connection with significant redemptions if the Fund’s strategy requires it to meet those redemptions by closing out an options position at a disadvantageous time.

Small Capitalization Company Risk. The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Warrants Risk. The Fund may invest in warrants. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart illustrates the Investor Class returns as of December 31, 2011. Because the Investor Class has higher expenses than the Institutional Class, the performance of the Investor Class would be lower than the performance that the Institutional Class realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance for the past year and how the Fund’s average annual returns for one year and since inception compare to the Standard & Poor's 500 Index (the “S&P 500 Index”). Updated performance information is available at www.divplusfund.com or by calling (877) 414-7884 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart illustrates the Investor Class returns as of December 31, 2011.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-414-7884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.divplusfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date total return as of September 30, 2012 was 6.12%.

During the period shown, the highest return for a quarter was 8.32% for the quarter ended December 31, 2011, and the lowest return was -6.40% for the quarter ended September 30, 2011.

Year to Date Return, Label	rr_YearToDateReturnLabel	The calendar year-to-date total return as of September 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period shown, the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.40%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock
*	Institutional Class and Investor Class commenced operations on September 23, 2010 and December 2, 2010, respectively.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Dividend Plus+ Income Fund | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVPX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	605
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,102
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,470
Annual Return 2011	rr_AnnualReturn2011	5.15%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.15%
Since Inception*	rr_AverageAnnualReturnSinceInception	5.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2010
Dividend Plus+ Income Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAIPX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	457
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	828
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,871
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.45%
Since Inception*	rr_AverageAnnualReturnSinceInception	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 2010
Dividend Plus+ Income Fund | After Taxes on Distributions | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.89%
Since Inception*	rr_AverageAnnualReturnSinceInception	4.60%
Dividend Plus+ Income Fund | After Taxes on Distributions and Sales | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.57%
Since Inception*	rr_AverageAnnualReturnSinceInception	4.34%
Dividend Plus+ Income Fund | S&P 500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception*	rr_AverageAnnualReturnSinceInception	4.87%

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").
[2]	MAI Wealth Advisors, LLC (the "Adviser") has contractually agreed to reduce its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) of Investor Class and Institutional Class to 1.24% and 0.99%, respectively, for the period January 1, 2013 through January 1, 2014 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time, only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees reduced and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment (1) is made within three years of the fee reduction or expense reimbursement, (2) is approved by the Board and (3) does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.